EQUITY SETTLED SHARE-BASED TRANSACTIONS - Stock Option (Details) - Stock options $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2013	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Number of options
Balance at beginning of year (in shares) | shares		123,400,854		78,656,500		83,296,000
Granted (in shares) | shares		10,000,000		63,741,271		0
Exercised (in shares) | shares		(30,751,280)		(9,549,860)
Forfeited (in shares) | shares		(1,020,914)		(9,447,057)		(4,639,500)
Balance at end of year (in shares) | shares		101,628,660		123,400,854		78,656,500
Exercisable at end of year (in shares) | shares	40,004,140							40,004,140	40,422,998
Weighted average exercise price
Balance at beginning of year (in dollars per share) | $ / shares	$ 0.370		$ 0.163		$ 0.163
Granted (in dollars per share) | $ / shares	0.500		0.565
Exercised (in dollars per share) | $ / shares	0.175		0.163
Forfeited (in dollars per share) | $ / shares	0.213		0.174		0.163
Balance at end of year (in dollars per share) | $ / shares	0.361		0.370		$ 0.163
Exercisable balance at end of year (in dollars per share) | $ / shares	$ 0.292		$ 0.163
Weighted average remaining contractual term
Granted (in years)		6 years 7 months 28 days		6 years 3 months
Forfeited (in years)		4 years 8 months 12 days		4 years 6 months 7 days		6 years 11 months 1 day
Balance at end of year (in years)		4 years 5 months 27 days		5 years 4 months 17 days		5 years 7 months 6 days	6 years 8 months 1 day
Exercisable at end of year		3 years 4 months 28 days		3 years 6 months 18 days
Aggregate intrinsic value
Balance at beginning of year (in dollars)		¥ 385,869		¥ 127,216		¥ 83,379
Granted (in dollars)		(1,431)		(113,018)
Exercised (in dollars)		(60,623)		(43,562)
Forfeited (in dollars)		(1,763)		(42,382)		(7,504)
Balance at end of year (in dollars)		77,496		385,869		127,216
Exercisable at end of year (in dollars)								¥ 30,505	¥ 126,401
Additional disclosures
Fair value of options granted during the year		¥ 8,290		15,190
Total unrecognized compensation cost related to unvested stock options (in RMB) | $	$ 31,570
Recognition period (in years)		1 year 2 months 23 days
Compensation cost		¥ 78,120		23,180		21,210
Tax benefit		¥ 0		¥ 0		¥ 0
Fair value assumptions
Expected volatility (expressed as weighted average volatility) (as percent)		47.23%		48.44%
Risk-free interest rate, minimum (as a percent)		1.43%		1.43%
Risk-free interest rate, maximum (as a percent)		1.94%		1.94%
Minimum
Fair value assumptions
Option life (in years)		5 years 7 months 21 days		5 years 11 months 19 days
Expected dividends (as percent)		0.00%		0.00%
Maximum
Fair value assumptions
Option life (in years)		9 years 3 months 26 days		8 years
Expected dividends (as percent)		1.80%		1.80%